Federated Capital Reserves Fund

Federated Government Obligations Fund

Capital Shares

Institutional Shares

Premier Shares

Class R Shares

Service Shares

Trust Shares

Federated Government Obligations Tax-Managed Fund

Institutional Shares

Service Shares

Federated Government Reserves Fund

Class P Shares

Federated Institutional Money Market Management

Capital Shares

Eagle Shares

Institutional Shares

Service Shares

Federated Municipal Obligations Fund

Capital Shares

Service Shares

Wealth Shares

Federated Municipal Trust

Federated Prime Cash Obligations Fund

Capital Shares

Service Shares

Wealth Shares

Federated Institutional Prime Obligations Fund

Automated Shares

Capital Shares

Institutional Shares

Service Shares

Trust Shares

Federated Institutional Prime Value Obligations Fund

Capital Shares

Institutional Shares

Service Shares

Federated Tax-Free Obligations Fund

Service Shares

Wealth Shares

(collectively, the “Funds” or the “Classes”)

Portfolios of Money Market Obligations Trust

This Rule 497(e) filing is submitted for the sole purpose of submitting the XBRL Interactive Data File exhibits for the revised Risk/Return Summary of the above-named Funds and Classes. This Interactive Data File relates to, and incorporates by reference, the supplement to the Prospectus for the Funds and Classes filed pursuant to Rule 497(e) on March 29, 2016, Accession No. 0001623632-16-002613. The exhibits filed herewith do not constitute the complete publicly filed disclosure for the Funds and their Classes, and should be used in conjunction with the complete prospectuses for the Funds and their Classes, as revised.

Exhibit List for Interactive Data File Submissions.

EX-101.INS	INSTANCE
EX-101.SCH	SCHEMA
EX-101.CAL	CALCULATION LINKBASE
EX-101.DEF	DEFINITION LINKBASE
EX-101.LAB	LABEL LINKBASE
EX-101.PRE	PRESENTATION LINKBASE